Debt (Schedule Of Outstanding Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Debt Instrument [Line Items]
Commercial paper outstanding	$ 0	$ 50
Current portion of long-term debt	262	262
Short-term debt	262	312
Long-term debt, current and noncurrent	5,487	4,757
Long-term debt and capital lease obligations	5,225	4,495
2.30% Senior Debt Obligations Due 2017
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 0	250
Interest rate	2.30%
2.55% Senior Debt Obligations Due 2018
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 250	249
Interest rate	2.55%
2.35% Senior Debt Obligations Due 2019
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 299	299
Interest rate	2.35%
2.35% Senior Debt Obligations Due 2020
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 498	497
Interest rate	2.35%
4.80% Senior Debt Obligations Due 2021
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 498	498
Interest rate	4.80%
2.75% Senior Debt Obligations Due 2022
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 496	0
Interest rate	2.75%
3.30% Senior Debt Obligations Due 2023
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 348	347
Interest rate	3.30%		3.30%
4.05% Senior Debt Obligations Due 2023
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 248	248
Interest rate	4.05%
3.50% Senior Debt Obligations Due 2024
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 596	596
Interest rate	3.50%
3.50% Senior Debt Obligations Due 2025
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 496	495
Interest rate	3.50%
3.75% Senior Debt Obligations Due 2026
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 596	596
Interest rate	3.75%
5.875% Senior Debt Obligations Due 2033
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 297	297
Interest rate	5.875%
4.35% Senior Debt Obligation Due 2047
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 492	0
Interest rate	4.35%
Mortgage Due 2035
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 370	382
Interest rate	5.70%
Other Debt Instruments
Debt Instrument [Line Items]
Long-term debt, current and noncurrent	$ 3	$ 3